Dividends of ordinary shares and cumulative distribution of other equity instruments	12 Months Ended
Dec. 31, 2020
Dividends of ordinary shares and cumulative distribution of other equity instruments
Dividends of ordinary shares and cumulative distribution of other equity instruments
22	Dividends of ordinary shares and cumulative distribution of other equity instruments
(a)	Dividends of ordinary shares

On 16 June 2020, upon the approval from the annual general meeting of the shareholders, the Company declared 2019 final dividend of RMB0.135 (2018: RMB0.1) per ordinary share, totaling approximately RMB2,119 million (2018: RMB1,570 million).

On 23 March 2021, the Board of Directors proposed a cash dividend of RMB0.18 per share, totaling approximately RMB2,826 million. This proposal is subject to the approval of the shareholders at the annual general meeting.

(b)	Cumulative distribution of other equity instruments

The other equity instruments were recorded as equity in the consolidated financial statements. For the year ended 31 December 2020, net profit attributable to holders of other equity instruments, based on the applicable rate, was RMB1,770  million, and the cumulative distribution paid-in 2020 was RMB1,436 million.